Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity

Note 12—Shareholders’ Equity

Share Data: A summary of preferred and common share activity is as follows:

	Preferred Stock		Common Stock*
	Issued	Treasury Stock	Issued	Treasury Stock
2009:
Balance at January 1, 2009	0	0	128,812,123	(1,750,651)
Grants of restricted stock				115,060
Issuance of common stock due to exercise of stock options				189,258
Treasury stock acquired				(3,104,700)
Retirement of treasury stock			(3,000,000)	3,000,000

Balance at December 31, 2009	0	0	125,812,123	(1,551,033)
2010:
Grants of restricted stock				121,923
Forfeitures of restricted stock				(10,621)
Issuance of common stock due to exercise of stock options				1,273,598
Treasury stock acquired				(6,781,364)
Retirement of treasury stock			(6,000,000)	6,000,000

Balance at December 31, 2010	0	0	119,812,123	(947,497)
2011:
Grants of restricted stock				173,553
Forfeitures of restricted stock				(7,153)
Issuance of common stock due to exercise of stock options				4,829,892
Treasury stock acquired				(23,281,453)
Retirement of treasury stock			(7,500,000)	7,500,000

Balance at December 31, 2011	0	0	112,312,123	(11,732,658)

*	Retroactively adjusted for stock split described in Note 1

Acquisition of Common Shares:    Torchmark shares are acquired from time to time through open market purchases under the Torchmark stock repurchase program when it is believed to be the best use of Torchmark’s excess cash flows. Torchmark suspended its share repurchase program temporarily from the first quarter of 2009 until the first quarter of 2010 because of uncertain economic conditions. Share repurchases under this program were 18.9 million shares at a cost of $788 million in 2011, 5.7 million shares at a cost of $204 million in 2010, and 3.1 million shares at a cost of $47 million in 2009. When stock options are exercised, proceeds from the exercises are generally used to repurchase approximately the number of shares available with those funds in order to reduce dilution. Shares repurchased for dilution purposes were 4.4 million shares at a cost of $185 million in 2011, 1.1 million shares at a cost of $42 million in 2010, and 30 thousand shares at a cost of $869 thousand in 2009.

Retirement of Treasury Stock:    Torchmark retired 7.5 million shares of treasury stock in 2011, 6 million in 2010, and 3 million in 2009.

Restrictions:    Restrictions exist on the flow of funds to Torchmark from its insurance subsidiaries. Statutory regulations require life insurance subsidiaries to maintain certain minimum amounts of capital and surplus. Dividends from insurance subsidiaries of Torchmark are limited to the greater of prior year statutory net income excluding realized capital gains on an annual noncumulative basis, or 10% of prior year surplus, in the absence of special regulatory approval. Additionally, insurance company distributions are generally not permitted in excess of statutory surplus. Subsidiaries are also subject to certain minimum capital requirements. In 2011, subsidiaries of Torchmark paid $769 million in dividends to the parent company, including $305 million available from the proceeds from the sale of United Investors. During 2012, a maximum amount of $470 million is expected to be available to Torchmark in dividends and transfers from subsidiaries without regulatory approval.

Earnings Per Share:    A reconciliation of basic and diluted weighted-average shares outstanding used in the computation of basic and diluted earnings per share is as follows, retroactively adjusted for the three-for-two stock split:

	2011	2010	2009
Basic weighted average shares outstanding	108,278,113	122,009,228	124,550,384
Weighted average dilutive options outstanding	1,537,277	1,114,110	0

Diluted weighted average shares outstanding	109,815,390	123,123,338	124,550,384

Stock options to purchase 3.5 million shares, 10.3 million shares, and 14.1 million shares, during the years 2011, 2010, and 2009, respectively, are considered to be anti-dilutive and are excluded from the calculation of diluted earnings per share. Income available to common shareholders for basic earnings per share is equivalent to income available to common shareholders for diluted earnings per share.